27. Shareholders' equity (Details 1) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Brazilian residents	245,323	205,854	189,742
Foreign residents	7,253,208	7,292,677	7,308,789
Total shares	7,498,531	7,498,531	7,498,531
(-) Treasury shares	(37,658)	(33,404)	(26,634)
Total outstanding	7,460,873	7,465,127	7,471,897
Ordinary shares [member]
Statement Line Items [Line Items]
Brazilian residents	109,885	90,069	82,043
Foreign residents	3,708,810	3,728,626	3,736,652
Total shares	3,818,695	3,818,695	3,818,695
(-) Treasury shares	(18,829)	(16,702)	(13,317)
Total outstanding	3,799,866	3,801,993	3,805,378
Preference shares [member]
Statement Line Items [Line Items]
Brazilian residents	135,438	115,785	107,699
Foreign residents	3,544,398	3,564,051	3,572,137
Total shares	3,679,836	3,679,836	3,679,836
(-) Treasury shares	(18,829)	(16,702)	(13,317)
Total outstanding	3,661,007	3,663,134	3,666,519